Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,330,929	$ 1,348,090
Accumulated amortization	(632,476)	(415,091)
Intangible assets, net of accumulated amortization	698,453	932,999
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	69,817	72,421
Application development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,261,112	$ 1,275,669